UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21501
ING Clarion Investors, LLC
(Exact name of registrant as specified in charter)
14 East 4th Street, Suite 1128, New York, NY		10012
(Address of principal executive offices)		(Zip code)
Annemarie Gilly, Chief Executive Officer ING Clarion Investors, LLC 14 East 4th Street, Suite 1128, New York, NY 10012
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-212-505-2459

Date of fiscal year end:	12/31/06

Date of reporting period:	6/30/06

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

The Limited Partner, ING Clarion Investors, LLC, invests all of its assets in the General Partner, ING Clarion Securitization GP, LLC.

The Limited Partner did not hold any securities with respect to which it was entitled to vote during the period from July 1, 2005 through June 30, 2006.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ING Clarion Investors, LLC

By (Signature and Title)*	/s/ Annemarie Gilly Annemarie Gilly, Chief Executive Officer

Date	August 15, 2006

*Print the name and title of each signing officer under his or her signature.